CUSTOMER AND SUPPLIER CONCENTRATION (Details)	12 Months Ended
	Sep. 30, 2024 USD ($) customer	Sep. 30, 2023 USD ($) customer
CUSTOMER AND SUPPLIER CONCENTRATION
Accounts receivable	$ 22,393,810	$ 14,967,186
Customer Concentration Risk | Accounts Receivables
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk threshold percentage	10.00%	10.00%
Number of customers who accounted for more than 10% of total accounts receivable | customer	0	0
Supplier Concentration Risk | Accounts Payable
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk threshold percentage	10.00%	10.00%
Supplier Concentration Risk | Accounts Payable | Supplier One
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage	23.16%	10.63%
Accounts payable	$ 723,665	$ 260,143
Supplier Concentration Risk | Accounts Payable | Supplier Two
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage	10.79%	10.22%
Accounts payable	$ 337,241	$ 250,080
Supplier Concentration Risk | Trade Payable | Supplier One
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage	30.00%	29.70%
Supplier Concentration Risk | Trade Payable | Supplier Two
CUSTOMER AND SUPPLIER CONCENTRATION
Concentration risk, percentage	21.00%	22.51%